Taxation (Tables)	6 Months Ended
Jun. 30, 2025
Taxation [Abstract]
Schedule of Income Tax Benefit

The income tax benefit consisted of the following components:

	For the six months ended June 30,
	2024	2025
Current income tax expenses	$1,017	$890
Deferred income tax benefit	(750)	(599)
Total income tax expense	$267	$291

Schedule of Income Taxes and the Provision at The PRC, Mainland Statutory Rate

A reconciliation between the Group’s actual benefit for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	For the six months ended June 30,
	2024	2025
Loss before income tax expense	$(59,873)	$(5,244)
Computed income tax benefit with statutory tax rate	(14,968)	(1,311)
Additional deduction for research and development expenses	(213)	(261)
Tax effect of preferred tax rate	15,487	897
Tax effect of favorable tax rates on small-scale and low-profit entities	(1)	51
Tax effect of non-deductible items	(71)	78
Tax effect of expired tax attribute carryforwards	481	-
Changes in valuation allowance	(448)	837
Income tax expense	$267	$291

Schedule of Deferred Tax Assets

As of December 31, 2024 and June 30, 2025, the significant components of the deferred tax assets are summarized below:

	As of December 31,	As of June 30,
	2024	2025
Deferred tax assets:
Temporary difference in accounts receivable recognition	$5,570	$5,677
Temporary difference in research and development costs	3,033	3,112
Accrued expense	391	397
Net operating loss carried forward	11,325	11,707
Share-based compensation	295	413
Allowance for credit losses	3,679	4,886
Total deferred tax assets	24,293	26,192
Valuation allowance	(13,840)	(14,934)
Deferred tax assets, net of valuation allowance	$10,453	$11,258

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	As of December 31,	As of June 30,
	2024	2025
Balance at the beginning of the period	$11,820	$13,840
Additions	2,344	816
Foreign currency translation adjustments	(324)	278
Balance at the end of the period	$13,840	$14,934

Schedule of Net Operating Loss Carryforwards

As of June 30, 2025, net operating loss carryforwards will expire, if unused, in the following amounts:

Remainder of 2025	$4,369
2026	4,960
2027	16,893
2028	13,406
2029	7,320
2030	2,617
Infinite	87,661
Total	$137,226